Pension and other long-term benefit commitments, Weighted Average Key Assumptions and Average Life Expectancy (Details) - Employee	Oct. 31, 2021	Oct. 31, 2020
Weighted average key assumptions [Abstract]
Rate of increase in final pensionable salary	2.69%	2.64%
Rate of increase in pension payments	1.75%	1.50%
Discount rate	1.25%	0.90%
Inflation	1.69%	1.47%
Germany [Member]
Weighted average key assumptions [Abstract]
Rate of increase in final pensionable salary	2.50%	2.50%
Rate of increase in pension payments	1.75%	1.50%
Discount rate	1.07%	0.79%
Inflation	1.75%	1.50%
Rest of World [Member]
Weighted average key assumptions [Abstract]
Rate of increase in final pensionable salary	3.10%	3.09%
Rate of increase in pension payments	1.50%	1.50%
Discount rate	1.87%	1.41%
Inflation	1.36%	1.25%
Discount Rate [Member] | Germany [Member]
Weighted average key assumptions [Abstract]
Discount rate	10.10%
Discount Rate [Member] | Rest of World [Member]
Weighted average key assumptions [Abstract]
Discount rate	5.50%
Average Life Expectancy [Member]
Retiring at age 65 at the end of the reporting year [Abstract]
Male	21	20
Female	24	24
Retiring 15 years after the end of the reporting year [Abstract]
Male	23	22
Female	26	25
Average Life Expectancy [Member] | Germany [Member]
Retiring at age 65 at the end of the reporting year [Abstract]
Male	20	20
Female	24	24
Retiring 15 years after the end of the reporting year [Abstract]
Male	23	22
Female	26	26
Average Life Expectancy [Member] | Rest of World [Member]
Retiring at age 65 at the end of the reporting year [Abstract]
Male	21	22
Female	24	25
Retiring 15 years after the end of the reporting year [Abstract]
Male	22	23
Female	25	26